Report of the directors financial review risk report - The consensus Upside scenario (Details) - Consensus Upside scenario ECL	6 Months Ended
Jun. 30, 2022
– United Kingdom
Disclosure of financial assets [line items]
Probability	10.00%
– United Kingdom | Not later than one year
Disclosure of financial assets [line items]
GDP growth rate	4.30%
– United Kingdom | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate	3.20%
House price growth	9.80%
Inflation rate	10.20%
– France
Disclosure of financial assets [line items]
Probability	10.00%
– France | Not later than one year
Disclosure of financial assets [line items]
GDP growth rate	3.40%
– France | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate	6.40%
House price growth	6.10%
Inflation rate	6.70%